Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment

	Roads, buildings and leasehold improvements	Facilities, machinery and equipment	Wind turbines	Computers	Office furniture and equipment	Assets under construction	Other	Total
	$ Thousands
Cost
Balance at January 1, 2021	72,222	763,828	-	763	1,132	127,116	43,840	1,008,901
Additions	5,709	2,527	894	-	240	252,096	5,761	267,227
Disposals	(453)	-	(972)	-	(150)	-	(1,885)	(3,460)
Reclassification	2,242	-	-	(763)	(808)	-	(671)	-
Acquisitions as part of a business	1,682	-	29,922	-	-	18,990	-	50,594
Differences in translation reserves	2,554	25,920	-	-	-	11,578	1,097	41,149

Balance at December 31, 2021	83,956	792,275	29,844	-	414	409,780	48,142	1,364,411
Additions	3,442	18,657	191	-	(8)	185,938	46,025	254,245
Disposals	(160)	(13,007)	(43)	-	-	(1,969)	(12,769)	(27,948)
Reclassification	-	-	-	-	-	3	(3)	-
Differences in translation reserves	(9,633)	(75,558)	-	-	-	(41,164)	(6,016)	(132,371)

Balance at December 31, 2022	77,605	722,367	29,992	-	406	552,588	75,379	1,458,337

Accumulated depreciation
Balance at January 1, 2021	12,799	175,633	-	511	757	-	640	190,340
Additions	3,453	36,620	634	-	71	-	-	40,778
Disposals	(240)	-	(71)	-	(151)	-	-	(462)
Reclassification	1,585	-	-	(511)	(434)	-	(640)	-
Differences in translation reserves	551	7,384	-	-	-	-	-	7,935

Balance at December 31, 2021	18,148	219,637	563	-	243	-	-	238,591
Additions	3,864	37,057	1,109	-	80	-	-	42,110
Disposals	(10)	(13,007)	(21)	-	(8)	-	-	(13,046)
Differences in translation reserves	(3,557)	(28,182)	-	-	-	-	-	(31,739)

Balance at December 31, 2022	18,445	215,505	1,651	-	315	-	-	235,916

Carrying amounts
At January 1, 2021	59,423	588,195	-	252	375	127,116	43,200	818,561
At December 31, 2021	65,808	572,638	29,281	-	171	409,780	48,142	1,125,820
At December 31, 2022	59,160	506,862	28,341	-	91	552,588	75,379	1,222,421

Disclosure Of Detailed Information About Composition Of Depreciation Expense Explanatory

	As at December 31,
	2022	2021
	$ Thousands
Depreciation and amortization included in gross profit	56,853	53,116
Depreciation and amortization charged to selling, general and administrative expenses	6,023	4,524
Depreciation and amortization from continuing operations	62,876	57,640